Non-Controlling Interest (NCI) - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) Exchange_Rate	Mar. 23, 2017 MXN ($) $ / $	Mar. 23, 2017 USD ($) $ / $	Dec. 31, 2016 Exchange_Rate	Dec. 31, 2015 Exchange_Rate	Apr. 20, 2015	Feb. 24, 2006
Non Controlling Interest [Line Items]
Percentage of common stock voting					100.00%		85.00%
Name of acquiree	Desarrollo De Concesiones Aeroportuarias SL (DCA)
Description of how acquirer obtained control of acquiree	On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is Vantage as a non-controlling shareholder.
Dividend payment from retained earnings	$ 130,846		$ 26,000
Closing exchange rate | Exchange_Rate	19.7354			20.6640	17.2065
MBJA [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree						74.50%
Vantage Airport Group Limited [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree						25.50%
Dividend payment from retained earnings		$ 130,846	6,630
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
Percentage of common stock voting						100.00%
Dividend payment from retained earnings		$ 382,275	$ 19,370
Closing exchange rate | $ / $		19.7354	19.7354